Operating Segments (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Reconciliation of Assets from Segment to Consolidated [Table Text Block]
Total assets, by segment, consisted of the following:

(in millions)	December 31, 2015	December 31, 2014
U.S. Information Services	$2,762.9	$2,817.4
International	1,169.0	1,268.1
Consumer Interactive	404.0	385.4
Corporate	106.9	162.9
Total	$4,442.8	$4,633.8

Schedule of segment reporting information, by segment
Selected financial information consisted of the following:

	Twelve Months Ended December 31,
(in millions)	2015	2014	2013
Gross revenues
U.S. Information Services	$924.5	$811.5	$723.1
International	269.6	257.7	241.0
Consumer Interactive	369.8	294.0	270.6
Total revenues, gross	1,563.9	1,363.3	1,234.7

Intersegment eliminations:
U.S. Information Services	(53.9)	(56.3)	(49.3)
International	(3.2)	(2.2)	(2.1)
Consumer Interactive	—	—	—
Total intersegment eliminations	(57.1)	(58.5)	(51.4)
Total revenues, net	$1,506.8	$1,304.7	$1,183.2

Operating income
U.S. Information Services	$130.5	$102.4	$134.8
International	21.2	22.8	19.9
Consumer Interactive	137.2	93.4	84.2
Corporate	(91.8)	(90.1)	(69.7)
Total operating income	197.1	128.4	169.2

Intersegment eliminations:
U.S. Information Services	(52.4)	(54.9)	(47.6)
International	(1.9)	(0.6)	(0.5)
Consumer Interactive	54.4	55.5	48.1
Total	—	—	—
Total operating income	$197.1	$128.4	$169.2

Reconciliation of operating income to income (loss) before income tax:
Operating income from segments	$197.1	$128.4	$169.2
Non-operating income and expense	(170.5)	(130.2)	(195.1)
Income (loss) before income tax	$26.6	$(1.8)	$(25.9)

As a result of displaying amounts in millions, rounding differences may exist in the table above.

Other income and expense, net, included earnings (losses) from equity method investments
Earnings from equity method investments included in non-operating income and expense was as follows:

	Twelve Months Ended December 31,
(in millions)	2015	2014	2013
U.S. Information Services	$1.8	$1.2	$1.4
International	7.0	11.3	12.3
Total	$8.8	$12.5	$13.7

Cash paid for capital expenditures, by segment
Cash paid for capital expenditures, by segment, was as follows:

	Twelve Months Ended December 31,
(in millions)	2015	2014	2013
U.S. Information Services	$86.5	$99.6	$46.9
International	29.8	30.1	17.1
Consumer Interactive	7.9	5.3	3.9
Corporate	8.0	20.2	13.8
Total	$132.2	$155.2	$81.7

Depreciation and amortization expense of continuing operations, by segment
Depreciation and amortization expense by segment was as follows:

	Twelve Months Ended December 31,
(in millions)	2015	2014	2013
U.S. Information Services	$206.2	$174.7	$129.9
International	55.1	51.0	39.9
Consumer Interactive	11.8	10.3	8.9
Corporate	5.3	5.2	8.1
Total	$278.4	$241.2	$186.8

Revenue based on the country
Percentage of revenue based on the country where it was earned, was as follows:

	Twelve Months Ended December 31,
(in millions)	2015	2014	2013
United States	82%	80%	80%
South Africa	4%	6%	6%
Canada	4%	5%	5%
Other	10%	9%	9%

Long-lived assets, other than financial instruments and deferred tax assets, based on the location of the legal entity that owns the asset
Percentage of long-lived assets, other than financial instruments and deferred tax assets, based on the location of the legal entity that owns the asset, was as follows:

	Percent of Long-Lived Assets
Country	2015	2014	2013
United States	83%	82%	85%
South Africa	2%	3%	3%
Canada	2%	3%	3%
Other	13%	12%	9%